Fair value of financial instruments - Disclosure of detailed information about changes in fair value of level 3 investments (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Balance - January 1	$ 6,675	$ 6,883
Acquisitions	440	0
Foreign exchange revaluation impact	339	(551)
Balance - December 31	12,866	6,675
Warrants expired [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	(393)	4
Investments held at the end of the period [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	$ 5,805	$ 339